UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      August 14, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15
Form 13F Information Table Value Total:    124437

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D	BAIDU.COM-SP ADR	ADRS STOCKS	056752108    3,007     17900	SH	SOLE	01	  17900	     0	      0
D	BLACKSTONE GROUP	COMMON STOCK	09253U108    40,966    1399600	SH	SOLE	01	  1399600    0	      0
D	CTC MEDIA INC		COMMON STOCK	12642X106    670       24678	SH	SOLE	01	  24678	     0	      0
D	FOCUS MEDIA-ADR		ADRS STOCKS	34415V109    5,685     112600	SH	SOLE	01	  112600     0	      0
D	GMARKET INC-ADR		ADRS STOCKS	38012G100    2,308     118800	SH	SOLE	01	  118800     0	      0
D	GOLDEN TELECOM		COMMON STOCK	38122G107    638       11600	SH	SOLE	01	  11600	     0	      0
D	GULF-SP GDR 144A	COMMON STOCK	40227Q105    8,125     325000	SH	SOLE	01	  32500      0	      0
D	HOME INNS & -ADR	ADRS STOCKS	43713W107    860       26700	SH	SOLE	01	  26700	     0	      0
D	ICICI BANK-ADR		ADRS STOCKS	45104G104    24949     507600	SH	SOLE	01	  50760      0        0
D	ISHARES-EMG MKT		INTL ETF'S - US	464287234    14,482    110000	SH	SOLE	01	  110000     0	      0
D	MECHEL-ADR		ADRS STOCKS	583840103    3,738     102317	SH	SOLE	01	  102317     0	      0
D	MILLICOM INTL		COMMON STOCK	0038705702   7,463     81436	SH	SOLE	01	  81436	     0	      0
D	MOBILE TELES-ADR	ADRS STOCKS	607409109    5,962     98431	SH	SOLE	01	  98431	     0	      0
D	STERLITE IND-ADS	ADRS STOCKS	859737207    3,227     220000	SH	SOLE	01	  220000     0	      0
D	VIMPELCOM-ADR		ADRS STOCKS	68370R109    2,357     22374	SH	SOLE	01	  22374	     0	      0
S REPORT SUMMARY                15 DATA RECORDS              124437        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED